Offerings	Oct. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Senior Notes due 2033
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit | shares	0.99875
Maximum Aggregate Offering Price | $	$ 799,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 110,341.9
Offering Note

(1)	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-271553) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99663
Maximum Aggregate Offering Price | $	$ 996,630,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 137,634.6
Offering Note

(1)	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-271553) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2056
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99326
Maximum Aggregate Offering Price | $	$ 993,260,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 137,169.21
Offering Note

(1)	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-271553) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.